Other Current Liability - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Onerous Contracts Provision [Abstract]
At January 1	$ 238	$ 42
Recognized	4,658	218
Reversed		(25)
Exchange differences	209	3
At December 31	$ 5,105	$ 238